Victory Growth Fund Expense Example - Victory Growth Fund	Apr. 30, 2026 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	519
Expense Example, with Redemption, 10 Years	$ 1,154